Exchange Rates - Summary of Currencies Translations and Relevant Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
USD [member]
Disclosure of foreign exchange rates [line items]
Average rates	1.29	1.28	1.33
Period end rates	1.36	1.32	1.27
Euro [member]
Disclosure of foreign exchange rates [line items]
Average rates	1.13	1.14	1.13
Period end rates	1.11	1.18	1.11
Yen [member]
Disclosure of foreign exchange rates [line items]
Average rates	137	139	147
Period end rates	141	143	140